Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Adjustments to reconcile net (loss) income from operations to net cash flows provided by operating activities:
Depreciation and amortization		$ 32,835	$ 42,193	$ 46,745
Deferred income taxes	(7,481)	(4,845)	(8,364)	(16,010)
Cash flows from financing activities:
Cash and cash equivalents at beginning of period		143,351
Cash and cash equivalents at end of period	123,040		143,351
Successor [Member]
Cash flows from operating activities:
Net (loss) income	(195,625)
Adjustments to reconcile net (loss) income from operations to net cash flows provided by operating activities:
Non-cash charge related to preferred stock dividend rights	172,006
Depreciation and amortization	12,778
Deferred income taxes	(7,481)
Manufacturer's profit in inventory adjustment	23,912
Equity compensation expense	542
Other, net	(523)
Changes in assets & liabilities, net of acquisitions:
Accounts receivable	6,222
Inventory	2,090
Accounts payable	(193)
Accrued expenses	(8,719)
Income tax balances	(1,321)
Long term assets	(419)
Other assets and liabilities	4,254
Net cash flows provided by operating activities	7,523
Cash flows from investing activities:
Capital expenditures	(2,263)
Proceeds from sale of non-financial assets	4,393
Acquisition of business, net of cash acquired	(922,361)
Purchases of marketable securities	(359,934)
Redemption of marketable securities	359,934
Net cash flows used in investing activities	(920,231)
Cash flows from financing activities:
Proceeds from issuance of debt, net of discount and fees	200
Repayments of borrowings	(2,180)
Proceeds from issuance of preferred stock, net	20,000
Proceeds from issuance of common stock, net	1,019,491
Payment of financing fees	(1,830)
Other, net	(25)
Net cash flows provided by (used in) financing activities	1,035,656
Effect of exchange rate changes on cash and cash equivalents	92
Net increase (decrease) in cash and cash equivalents	123,040
Cash and cash equivalents at end of period	123,040
Supplemental disclosure information:
Cash paid for interest	5,084
Cash paid for income taxes	2,932
Predecessor [Member]
Cash flows from operating activities:
Net (loss) income		13,514	46,266	1,353
Adjustments to reconcile net (loss) income from operations to net cash flows provided by operating activities:
Depreciation and amortization		32,835	42,193	46,745
Deferred income taxes		(4,845)	(8,364)	(16,010)
Loss on extinguishment of debt		18,788
Equity compensation expense		9,317	162	727
Impairment charges		427		46,438
Other, net		6,754	335	(877)
Changes in assets & liabilities, net of acquisitions:
Accounts receivable		(11,345)	(4,912)	(401)
Inventory		(4,612)	789	1,481
Accounts payable		2,367	3,274	(3,498)
Accrued expenses		3,915	(3,603)	(12,743)
Income tax balances		(8,231)	3,315	(2,011)
Long term assets		(2,243)	(1,550)	(10,977)
Other assets and liabilities		(579)	(2,729)	(481)
Net cash flows provided by operating activities		56,062	75,176	49,746
Cash flows from investing activities:
Capital expenditures		(8,931)	(13,399)	(8,741)
Proceeds from sale of non-financial assets		2,133	140	3,528
Acquisition of business, net of cash acquired			(5,059)
Other, net		(1,017)	41	1,759
Net cash flows used in investing activities		(7,815)	(18,277)	(3,454)
Cash flows from financing activities:
Proceeds from issuance of debt, net of discount and fees		1,109,513
Repayments of borrowings		(732,873)	(26,092)	(36,983)
Repurchase of Series A preferred stock		(270,167)
Advance from Platform Acquisition Holdings Limited		33,268
Payment of accumulated dividends on Series A preferred stock		(229,833)
Payment of financing fees		(13,589)	(321)	(264)
Other, net		(559)	(819)	(551)
Net cash flows provided by (used in) financing activities		(104,240)	(27,232)	(37,798)
Effect of exchange rate changes on cash and cash equivalents		(303)	232	(1,782)
Net increase (decrease) in cash and cash equivalents		(56,296)	29,899	6,712
Cash and cash equivalents at beginning of period		143,351	113,452	106,740
Cash and cash equivalents at end of period		87,055	143,351	113,452
Supplemental disclosure information:
Cash paid for interest		49,958	45,235	50,040
Cash paid for income taxes		21,808	27,144	25,878
Non-cash financing activities:
Cash paid by Platform Acquisition Holdings, Ltd for interest		$ 5,028